Insurance service expenses and other expenditure - Fair value of options and awards (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£) Y entity £ / shares	Dec. 31, 2025 GBP (£) Y entity $ / shares	Dec. 31, 2024 GBP (£) Y £ / shares	Dec. 31, 2024 GBP (£) Y $ / shares	Dec. 31, 2023 GBP (£) Y £ / shares	Dec. 31, 2023 GBP (£) Y $ / shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Share-based payment
Volatility assumption - number of competitors in basket | entity	12	12
Volatility assumption - average volatility for basket of competitors (as a percent)	27.00%	27.00%	27.00%	27.00%	26.00%	26.00%
Share options
Share-based payment
Dividend yield (as a percent)	2.20%	2.20%	2.08%	2.08%	1.38%	1.38%
Expected volatility (as a percent)	22.97%	22.97%	28.17%	28.17%	30.02%	30.02%
Risk-free interest rate (as a percent)	3.31%	3.31%	3.57%	3.57%	4.55%	4.55%
Expected option life (years) | Y	3.73	3.73	4.03	4.03	3.95	3.95
Weighted average exercise price | £ / shares	£ 7.86		£ 5.24		£ 7.75
Weighted average share price at grant date | £ / shares	£ 10.39		£ 7.16		£ 8.89
Weighted average fair value at grant date | £	£ 3.11	£ 3.11	£ 2.50	£ 2.50	£ 2.85	£ 2.85
Prudential LTIP (TSR)
Share-based payment
Expected volatility (as a percent)	29.45%	29.45%	28.45%	28.45%	31.50%	31.50%
Risk-free interest rate (as a percent)	3.82%	3.82%	4.39%	4.39%	4.34%	4.34%
Weighted average share price at grant date | $ / shares		£ 82,750,000		£ 75,100,000		£ 112,760,000
Weighted average fair value at grant date | $							$ 55,330,000	$ 29,290,000	$ 49,600,000
Other awards
Share-based payment
Weighted average fair value at grant date | $							$ 80,820,000	$ 72,580,000	$ 111,970,000